Retirement Benefits (Schedule Of Changes In Pension, Retiree Medical, Other Benefit Obligations And Fair Value Assets) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 272
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at January 1	14,568	12,968
Service cost	341	386	366
Interest cost	729	757	737
Actuarial (gain) loss	2,345	1,237
Plan amendments	301	0
Curtailments	(1,841)	0
Benefit payments	(548)	(780)
Obligation at December 31	15,895	14,568	12,968
Fair Value at January 1	8,132	7,773
Actual return on plan assets	1,204	614
Employer contributions	277	525
Fair Value at December 31	9,065	8,132	7,773
Funded status at December 31	(6,830)	(6,436)
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Obligation at January 1	3,122	3,097
Service cost	46	61	60
Interest cost	128	174	165
Actuarial (gain) loss	104	(63)
Plan amendments	(1,904)	(3)
Curtailments	33	0
Benefit payments	(117)	(144)
Obligation at December 31	1,412	3,122	3,097
Fair Value at January 1	205	234
Actual return on plan assets	26	(6)
Employer contributions	97	121
Fair Value at December 31	211	205	234
Funded status at December 31	$ (1,201)	$ (2,917)